Financial Income and Expense, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financial Income and Expense, Net [Abstract]
Financial income and expense, net

Note 19. Financial income and expense, net

The financial income and expense, net for the six-month periods ended June 30, 2024, and 2023, is composed of the following:

	June 30, 2024	June 30, 2023
Financial income:
Income on financial investments	177	130
Interest income	347	243
Discounts obtained	4	11
Exchange variation (foreign exchange profit)	205	725
Total	733	1,109
Financial Expenses:
Contingent consideration fair value adjustments	(29,621)	(26,380)
Interest on loans, financing and debentures	(3,543)	(6,549)
Other interest and expense	(3,133)	(2,522)
Exchange variation (foreign exchange losses)	(6,673)	(91)
Total	(42,970)	(35,542)
Financial income and expense, net	(42,237)	(34,433)

Note 22. Financial income and expense, net

The financial income and expense, net for the years ended December 31, 2023, 2022 and 2021 is composed of the following:

	2023	2022	2021
Financial income:
Income on financial investments(i)	328	209	356
Interest income	799	638	211
Discounts obtained	15	42	11
Mercos deferred and contingent consideration adjustment	-	16,029	-
Subscription rights fair value adjustment	3,933	-	-
Exchange variation (foreign exchange profit)	2,096	-	-
Total	7,171	16,918	578
Financial Expenses:
Contingent consideration fair value adjustments	(40,535)	(16,294)	(32,365)
Interest on loans, financing and debentures	(12,985)	(12,425)	(5,513)
Subscription rights fair value adjustment	-	(1,334)	(2,619)
Other interest and expense	(6,579)	(3,388)	(1,747)
Exchange variation (foreign exchange losses)	(95)	(111)	(68)
Exposure premium expense	(2,087)	(96)	(745)
Total	(62,281)	(33,648)	(43,057)
Financial income and expense, net	(55,110)	(16,730)	(42,479)

(i)	The increase in the fair value adjustment of contingent consideration as of December 31, 2023, is due to the remeasurement of the contingent consideration, driven by higher revenue and interest recorded in 2023 compared to 2022.